Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Long-Term Debt
Long-term debt	$ 1,003,211	$ 1,036,118
Less: current installments	353,643	186,723
Less: unamortized deferred loan issuance costs	2,273	2,535
Current portion of long-term debt	351,370	184,188
Amounts due after one year	649,568	849,395
Less: unamortized deferred loan issuance costs	3,220	3,238
Long-term debt, less current installments, and unamortized deferred loan issuance costs	646,348	846,157
$320 million loan facility
Long-Term Debt
Long-term debt	237,190	252,245
Debt instrument face amount	320,000	320,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	5,000	34,279
Debt instrument face amount	55,000	55,000
Hilda Loan Facility [Member]
Long-Term Debt
Long-term debt	75,385	78,462
Torill Loan Facility [Member]
Long-Term Debt
Long-term debt	78,333	81,667
$172.5 million loan facility
Long-Term Debt
Long-term debt	52,140	58,340
Debt instrument face amount	172,500	172,500
Raquel Loan Facility [Member]
Long-Term Debt
Long-term debt		52,725
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt	73,341	75,871
Vigdis Loan Facility [Member]
Long-Term Debt
Long-term debt	74,606	77,136
Lena Loan Facility [Member]
Long-Term Debt
Long-term debt	73,500	75,950
Brasil Loan Facility [Member]
Long-Term Debt
Long-term debt	47,855	50,997
Anna loan facility
Long-Term Debt
Long-term debt	60,157	62,196
Tove loan facility
Long-Term Debt
Long-term debt	84,066	86,250
$25 million revolving credit facility
Long-Term Debt
Debt instrument face amount	25,000
$25 million revolving credit facility | NTT
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	25,000	25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	25,000	$ 25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	$ 91,638